Shareholder Report, Line Graph (Details) LMA1300_ClearBridge International Growth Fund_Class IS_TSR Annual {Class IS} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 17, 2018	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name									Class IS
Accumulated Value	$ 1,478,091	$ 1,181,230	$ 1,090,837	$ 1,499,667	$ 1,198,425	$ 1,083,175	$ 920,668	$ 1,000,000	$ 1,799,540
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Index-NR
Accumulated Value	1,360,005	1,093,845	976,021	1,296,640	1,000,022	1,026,831	922,847	1,000,000	$ 1,699,034
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index-NR
Accumulated Value	$ 1,395,547	$ 1,134,904	$ 992,041	$ 1,288,347	$ 960,160	$ 1,030,926	$ 928,396	$ 1,000,000	$ 1,716,966